NOTE 7 - SHORT TERM LOANS PAYABLE (Details) - Short Term Loans Payable (USD $)	Jun. 30, 2014	Dec. 31, 2013
Short Term Loans Payable [Abstract]
Promissory note bearing interest at 10% per annum, due January 2014	$ 25,086	$ 25,664
Non-interest bearing advances from director	1,450	1,450
Non-interest bearing short term funding from third parties	48,685	74,791
	$ 50,135	$ 76,241